Acquisitions of businesses and purchase accounting - Med Supply Center, Inc. - Asset and Liabilities acquired (Details) - Med Supply Center, Inc. - USD ($)	Sep. 30, 2022	Jun. 21, 2021
Acquisition of businesses and purchase accounting
Cash		$ 48,000
Accounts receivable		180,000
Inventory		597,000
Property, equipment, and right of use assets, net		351,000
Goodwill		766,000
Intangible assets		370,000
Accounts payable		(190,000)
Accrued liabilities		(40,000)
Deferred revenue		(53,000)
Deferred tax liability		(304,000)
Loans and Leases		(124,000)
Net assets acquired		1,601,000
Cash paid at closing / to be paid after closing, included in purchase price payable	$ 322,000	1,279,000
Consideration paid or payable		1,601,000
Goodwill deductible for tax purposes		$ 0